Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2020
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2020	December 31, 2019
Cost:
Beginning balance	292,280	270,814
- Additions	15,590	21,466
Ending balance	307,870	292,280

Accumulated depreciation:
Beginning balance	(38,499)	(27,600)
- Depreciation for the period	(12,634)	(10,899)
Ending balance	(51,133)	(38,499)

Net book value	256,737	253,781